Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Litigation provisions	€ 93	€ 191
Provisions	193	309	€ 214
Restructuring provisions [member]
Disclosure of other provisions [Line Items]
Provisions	30	54
Other provisions [member]
Disclosure of other provisions [Line Items]
Provisions	€ 70	€ 63